UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ];         Amendment Number: ___

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBO & CO, LLC
Address:  PO BOX 306
          ST. HELENA, CA 94574


Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         JOHN M. OLIVER
Title:        CHIEF COMPLIANCE OFFICER
Phone:        (707) 963-1231

Signature, Place, and Date of Signing:

JOHN M. OLIVER            St Helena, CA          10/20/04
-------------------      ---------------         --------
   [Signature]            [City, State]           [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           NONE

Form 13F Information Table Entry Total:      59

Form 13F Information Table Value Total:      $163,753
                                             (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER      SYMBOL   CLASS   CUSIP       MARKET VALUE   TOTAL SHARES   09/30/04 PRICE   DISCRETION   VOTING AUTH
------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS         ABT      com     00282410    $      3,846         90,800   $        42.36      sole          none
--------------------         -------------------------------------------------------------------------------------------
AMER INTL GROUP     AIG      com     02687410    $        408          6,000   $        67.99      sole          none
--------------------         -------------------------------------------------------------------------------------------
AMGEN INC           AMGN     com     03116210    $      1,006         17,700   $        56.81      sole          none
--------------------         -------------------------------------------------------------------------------------------
ALLTEL CORP         AT       com     02003910    $      5,097         92,818   $        54.91      sole          none
--------------------         -------------------------------------------------------------------------------------------
AMERICAN EXPRESS    AXP      com     02581610    $        254          4,928   $        51.46      sole          none
--------------------         -------------------------------------------------------------------------------------------
BANK OF AMERICA     BAC      com     06050510    $      2,374         54,796   $        43.33      sole          none
--------------------         -------------------------------------------------------------------------------------------
BROWN-FORMAN -B     BF/B     com     11563720    $      3,618         79,000   $        45.80      sole          none
--------------------         -------------------------------------------------------------------------------------------
BELLSOUTH CORP      BLS      com     07986010    $      1,020         37,602   $        27.12      sole          none
--------------------         -------------------------------------------------------------------------------------------
BRISTOL-MYER SQB    BMY      com     11012210    $        378         15,950   $        23.67      sole          none
--------------------         -------------------------------------------------------------------------------------------
BURLINGTON/SANTA    BNI      com     12189T10    $        234          6,100   $        38.31      sole          none
--------------------         -------------------------------------------------------------------------------------------
BP PLC-ADR          BP       com     05562210    $        594         10,332   $        57.53      sole          none
--------------------         -------------------------------------------------------------------------------------------
BRE PROPERTIES      BRE      com     05564E10    $      2,055         53,584   $        38.35      sole          none
--------------------         -------------------------------------------------------------------------------------------
CITIGROUP INC       C        com     17296710    $        628         14,233   $        44.12      sole          none
--------------------         -------------------------------------------------------------------------------------------
CATERPILLAR INC     CAT      com     14912310    $      1,934         24,040   $        80.45      sole          none
--------------------         -------------------------------------------------------------------------------------------
CHALONE WINE GRP    CHLN     com     15763910    $        368         35,000   $        10.50      sole          none
--------------------         -------------------------------------------------------------------------------------------
CHEVRONTEXACO       CVX      com     16676410    $      2,318         43,220   $        53.64      sole          none
--------------------         -------------------------------------------------------------------------------------------
DOMINION RES/VA     D        com     25746U10    $      1,697         26,000   $        65.25      sole          none
--------------------         -------------------------------------------------------------------------------------------
DEERE & CO          DE       com     24419910    $        316          4,900   $        64.55      sole          none
--------------------         -------------------------------------------------------------------------------------------
DISNEY (WALT) CO    DIS      com     25468710    $      3,052        135,332   $        22.55      sole          none
--------------------         -------------------------------------------------------------------------------------------
CONS EDISON INC     ED       com     20911510    $        240          5,700   $        42.04      sole          none
--------------------         -------------------------------------------------------------------------------------------
EQUITY ONE INC      EQY      com     29475210    $      2,245        114,440   $        19.62      sole          none
--------------------         -------------------------------------------------------------------------------------------
FIRSTENERGY CORP    FE       com     33793210    $      1,323         32,216   $        41.08      sole          none
--------------------         -------------------------------------------------------------------------------------------
FANNIE MAE          FNM      com     31358610    $        682         10,750   $        63.40      sole          none
--------------------         -------------------------------------------------------------------------------------------
GENERAL ELECTRIC    GE       com     36960410    $      4,584        136,518   $        33.58      sole          none
--------------------         -------------------------------------------------------------------------------------------
IBM                 IBM      com     45920010    $      5,120         59,710   $        85.74      sole          none
--------------------         -------------------------------------------------------------------------------------------
JOHNSON&JOHNSON     JNJ      com     47816010    $     15,993        283,920   $        56.33      sole          none
--------------------         -------------------------------------------------------------------------------------------
JPMORGAN CHASE      JPM      com     46625H10    $      1,916         48,232   $        39.73      sole          none
--------------------         -------------------------------------------------------------------------------------------
KIMBERLY-CLARK      KMB      com     49436810    $      1,140         17,648   $        64.59      sole          none
--------------------         -------------------------------------------------------------------------------------------
COCA-COLA CO        KO       com     19121610    $      4,932        123,150   $        40.05      sole          none
--------------------         -------------------------------------------------------------------------------------------
LABORATORY CP       LH       com     50540R40    $      1,583         36,200   $        43.72      sole          none
--------------------         -------------------------------------------------------------------------------------------
ELI LILLY & CO      LLY      com     53245710    $      1,729         28,800   $        60.05      sole          none
--------------------         -------------------------------------------------------------------------------------------
MCDONALDS CORP      MCD      com     58013510    $      1,172         41,800   $        28.03      sole          none
--------------------         -------------------------------------------------------------------------------------------
ALTRIA GROUP INC    MO       com     02209S10    $      9,397        199,765   $        47.04      sole          none
--------------------         -------------------------------------------------------------------------------------------
MERCK & CO          MRK      com     58933110    $        556         16,850   $        33.00      sole          none
--------------------         -------------------------------------------------------------------------------------------
MICROSOFT CORP      MSFT     com     59491810    $      1,391         50,320   $        27.65      sole          none
--------------------         -------------------------------------------------------------------------------------------
NEW PLAN EXCEL      NXL      com     64805310    $        505         20,200   $        25.00      sole          none
--------------------         -------------------------------------------------------------------------------------------
OXFORD INDS INC     OXM      com     69149730    $      2,689         72,200   $        37.25      sole          none
--------------------         -------------------------------------------------------------------------------------------
PEPSICO INC         PEP      com     71344810    $      5,642        115,980   $        48.65      sole          none
--------------------         -------------------------------------------------------------------------------------------
PFIZER INC          PFE      com     71708110    $        378         12,350   $        30.60      sole          none
--------------------         -------------------------------------------------------------------------------------------
PROCTER & GAMBLE    PG       com     74271810    $        644         11,900   $        54.12      sole          none
--------------------         -------------------------------------------------------------------------------------------
PROGRESS ENERGY     PGN      com     74326310    $      1,617         38,200   $        42.34      sole          none
--------------------         -------------------------------------------------------------------------------------------
PAN PAC RETAIL      PNP      com     69806L10    $     23,323        431,117   $        54.10      sole          none
--------------------         -------------------------------------------------------------------------------------------
PROV & WOR RR       PWX      com     74373710    $        110         10,000   $        11.02      sole          none
--------------------         -------------------------------------------------------------------------------------------
QUESTAR CORP        STR      com     74835610    $        367          8,000   $        45.82      sole          none
--------------------         -------------------------------------------------------------------------------------------
RAILAMERICA INC     RRA      com     75075310    $      6,342        573,974   $        11.05      sole          none
--------------------         -------------------------------------------------------------------------------------------
SBC COMMUNICATIO    SBC      com     78387G10    $        347         13,356   $        25.95      sole          none
--------------------         -------------------------------------------------------------------------------------------
SCANA CORP          SCG      com     80589M10    $      2,420         64,800   $        37.34      sole          none
--------------------         -------------------------------------------------------------------------------------------
SCHERING-PLOUGH     SGP      com     80660510    $        507         26,600   $        19.06      sole          none
--------------------         -------------------------------------------------------------------------------------------
SARA LEE CORP       SLE      com     80311110    $      3,046        133,267   $        22.86      sole          none
--------------------         -------------------------------------------------------------------------------------------
SUNTRUST BANKS      STI      com     86791410    $        259          3,682   $        70.41      sole          none
--------------------         -------------------------------------------------------------------------------------------
T ROWE PRICE GRP    TROW     com     74144T10    $      1,043         20,475   $        50.94      sole          none
--------------------         -------------------------------------------------------------------------------------------
TYCO INTL LTD       TYC      com     90212410    $        307         10,000   $        30.66      sole          none
--------------------         -------------------------------------------------------------------------------------------
UNOCAL CORP         UCL      com     91528910    $        719         16,725   $        43.00      sole          none
--------------------         -------------------------------------------------------------------------------------------
UST INC             UST      com     90291110    $      2,108         52,350   $        40.26      sole          none
--------------------         -------------------------------------------------------------------------------------------
VERIZON COMMUNIC    VZ       com     92343V10    $      1,082         27,487   $        39.38      sole          none
--------------------         -------------------------------------------------------------------------------------------
WESTAMERICA BANC    WABC     com     95709010    $      7,054        128,514   $        54.89      sole          none
--------------------         -------------------------------------------------------------------------------------------
WEINGARTEN RLTY     WRI      com     94874110    $      3,062         92,762   $        33.01      sole          none
--------------------         -------------------------------------------------------------------------------------------
WYETH               WYE      com     98302410    $      5,424        145,036   $        37.40      sole          none
--------------------         -------------------------------------------------------------------------------------------
EXXON MOBIL CORP    XOM      com     30231G10    $      9,558        197,760   $        48.33      sole          none
--------------------         -------------------------------------------------------------------------------------------

                                                 ------------                                 --------------------------
                    TOTALS                            163,753
                                                 ------------                                 --------------------------